Contingent liabilities and financial commitments - Other contingencies (112-118) - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 ProductLiabilityAction
Loews
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of indemnity cases pending	3